Mining interests and plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about mining interests and plant and equipment [Table Text Block]

	2022			2021
	Mining interests	Plant and equipment (i)	Total	Mining interests	Plant and equipment (i)	Total
	$	$	$	$	$	$
				(Note 4)

Net book value - January 1	543,953	91,702	635,655	459,303	30,209	489,512
Acquisition of Tintic by Osisko Development (Note 31)	169,175	13,054	182,229	-	-	-
Additions	36,754	14,232	50,986	131,908	58,192	190,100
Impairments	(81,000)	-	(81,000)	(58,417)	-	(58,417)
Mining exploration tax credits	(6,275)	-	(6,275)	(1,585)	-	(1,585)
Change in environmental rehabilitation assets	(3,797)	-	(3,797)	19,522	-	19,522
Depreciation	(2,385)	(10,550)	(12,935)	-	(7,814)	(7,814)
Depreciation capitalized	896	-	896	4,136	-	4,136
Share-based compensation capitalized	388	-	388	2,127	-	2,127
Transfers	-	-	-	(11,221)	11,221	-
Disposals and others	(1,559)	(4,632)	(6,191)	-	(213)	(213)
Currency translation adjustments	21,183	3,384	24,567	(1,820)	107	(1,713)
Deconsolidation of Osisko Development (Note 31)	(677,333)	(100,243)	(777,576)	-	-	-
Net book value - December 31	-	6,947	6,947	543,953	91,702	635,655

Closing balance
Cost	-	11,889	11,889	602,370	105,112	707,482
Accumulated depreciation and impairment	-	(4,942)	(4,942)	(58,417)	(13,410)	(71,827)
Net book value	-	6,947	6,947	543,953	91,702	635,655

(i) Plant and equipment includes right-of-use assets of $6.8 million as at December 31, 2022 ($20.3 million as at December 31, 2021).

Disclosure of detailed information about property plant and equipment movements by category of assets [Table Text Block]
	2022
	Land and buildings	Machinery and equipment	Construction- in-progress	Total Plant and equipment
	$	$	$	$

Net book value - Beginning of period	24,332	43,121	24,249	91,702
Acquisition of Tintic by Osisko Development (Note 31)	6,940	4,420	1,694	13,054
Additions	1,418	9,592	3,222	14,232
Depreciation	(2,387)	(8,163)	-	(10,550)
Transfers	(133)	5,526	(5,393)	-
Disposals and others	(964)	(3,668)	-	(4,632)
Currency translation adjustments	550	2,060	774	3,384
Deconsolidation of Osisko Development (Note 31)	(22,885)	(52,812)	(24,546)	(100,243)
Net book value - End of period	6,871	76	-	6,947

Closing balance
Cost	10,877	1,012	-	11,889
Accumulated depreciation and impairment	(4,006)	(936)	-	(4,942)
Net book value	6,871	76	-	6,947